Basis of preparation of condensed consolidated interim financial statements (Policies)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
New and amended standards

a) New and amended standards

In April 2024, the IASB issued IFRS 18 - Presentation and Disclosure in Financial Statements, which replaces IAS 1 – Presentation of Financial Statements. IFRS 18 introduces new requirements on presentation within the statement of income statement, requires disclosure of ‘management-defined performance measures’ and includes new requirements for aggregation and disaggregation of financial information based on the identified “roles” of the primary financial statements and the notes. IFRS 18 will be effective for annual reporting periods beginning on or after January 1, 2027, and the Company is currently assessing the potential impacts arising from the standard.

Certain other new accounting standards, amendments and interpretations have been published that are not mandatory for December 31, 2024, reporting periods or have not materially impacted these interim financial statements. The Company did not early adopt any of these standards and does not expect them to have a material impact in future reporting periods.

Functional currency and presentation currency

b) Functional currency and presentation currency

The interim financial statements of the Company and its associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (“functional currency”), in the case of the Parent Company it is the Brazilian real (“R$”). For presentation purposes, these interim financial statements are presented in United States dollars (“US$”) as the Company believes that this is how international investors analyze the financial statements.

The main exchange rates used by the Company to translate its foreign operations are as follows:

					Average rate
	Closing rate		Three-month period ended June 30,		Six-month period ended June 30,
	June 30, 2024	December 31, 2023	2024	2023	2024	2023
US Dollar ("US$")	5.5589	4.8413	5.2129	4.9485	5.0843	5.0744
Canadian dollar ("CAD")	4.0620	3.6522	3.8107	3.6860	3.7426	3.7654
Euro ("EUR")	5.9547	5.3516	5.6132	5.3867	5.4969	5.4831